MONEY MARKET FUNDS | HSBC U.S. Government Money Market Fund

HSBC U.S. Government Money Market Fund
(the “Funds”)

Supplement dated November 16, 2015
to the Prospectus dated February 27, 2015, as supplemented to date

Effective immediately, each of the HSBC Prime Money Market Fund, HSBC U.S. Government Money Market Fund and HSBC U.S. Treasury Money Market Fund will offer Class E Shares. Class E Shares will be offered primarily for investment through portal providers, intermediaries (anyone facilitating the purchase of a Fund by its clients), and institutional direct clients, if they meet the investment minimums set forth in the Prospectus. Purchases and redemptions of Class E Shares may only be made via wire transfer. As a result, the following changes are made:

The Class E Fee and Expense Table and Class E Expense Example in the “Summary Section” of each Fund is replaced with the following:

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	MONEY MARKET FUNDS HSBC U.S. Government Money Market Fund Class E Shares
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	none
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	none

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses	MONEY MARKET FUNDS HSBC U.S. Government Money Market Fund Class E Shares
Management fees	0.10%
Distribution (12b-1) Fee	none
Shareholder Servicing Fee	0.10%
Other Operating Expenses	0.09%
Total Other Expenses	0.19%
Total Annual Fund Operating Expenses	0.29%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
MONEY MARKET FUNDS | HSBC U.S. Government Money Market Fund | Class E Shares | USD ($)	30	93	163	368

Under the “Shareholder Information – Distribution Arrangements/Sales Charges” section, the second to last bullet under the “Distribution (12b-1) and Shareholder Servicing Fees” sub-section is replaced with the following:

•

In addition to the 12b-1 fees, Class A Shares are subject to a shareholder servicing fee of up to 0.60%. Class B, Class C and Class D Shares are subject to a shareholder servicing fee of up to 0.25% and Class E Shares are subject to a shareholder servicing fee of up to 0.10%. To date, Shareholder Servicing Fees have not exceeded 0.40% for Class A Shares.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE